Property, Plant and Equipment (Details) - Schedule of Straight-Line Basis for All Property, Plant and Equipment over Their Estimated Useful Lives of the Assets	12 Months Ended
Dec. 31, 2023
Plant [Member]
Property, Plant and Equipment (Details) - Schedule of Straight-Line Basis for All Property, Plant and Equipment over Their Estimated Useful Lives of the Assets [Line Items]
Useful life	30 years
Residual value	5.00%
Office equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Straight-Line Basis for All Property, Plant and Equipment over Their Estimated Useful Lives of the Assets [Line Items]
Useful life	3 years
Residual value	5.00%
Motor vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of Straight-Line Basis for All Property, Plant and Equipment over Their Estimated Useful Lives of the Assets [Line Items]
Useful life	4 years
Residual value	5.00%
Furniture and fixtures [Member]
Property, Plant and Equipment (Details) - Schedule of Straight-Line Basis for All Property, Plant and Equipment over Their Estimated Useful Lives of the Assets [Line Items]
Useful life	3 years
Residual value	5.00%